Borrowings (Details Narrative) - USD ($)	Feb. 28, 2025	Dec. 05, 2024	Aug. 31, 2024
Borrowings
Secured debt		$ 5,000,000
Purchase of machinery		$ 4,000,000
Overdraft facility	$ 1,000,000.0		$ 0